Consolidated Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
October 31, 2025
SCP-NPRT1-1225
1.823237.121
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.5%
Industrials - 0.4%
Aerospace & Defense - 0.4%
DroneShield Ltd (b)(c)	11,007,744	27,585,065
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Elsight Ltd (b)	7,576,022	8,005,541
TOTAL AUSTRALIA		35,590,606
BAHAMAS (NASSAU) - 0.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
OneSpaWorld Holdings Ltd	863,540	20,094,576
CANADA - 0.9%
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,873,738	12,838,489
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	478,931	20,076,788
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Kraken Robotics Inc (b)	2,399,610	11,035,246
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (b)(c)	327,700	7,827,136
TOTAL INFORMATION TECHNOLOGY		18,862,382

Materials - 0.2%
Metals & Mining - 0.2%
G Mining Ventures Corp (b)	793,070	15,612,037
TOTAL CANADA		67,389,696
DENMARK - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Ascendis Pharma A/S ADR (b)	197,760	39,868,416
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Insurance - 0.1%
Accelerant Holdings Class A (b)(d)	866,220	10,065,476
ISRAEL - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.4%
Camtek Ltd/Israel (b)(d)	6,650	823,403
Nova Ltd (b)	96,358	33,208,821
		34,032,224
Software - 0.6%
Cellebrite DI Ltd (b)	2,424,197	41,356,801
TOTAL ISRAEL		75,389,025
ITALY - 1.1%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	666,879	16,434,337
Leisure Products - 0.3%
Sanlorenzo SpA/Ameglia	520,427	20,335,600
TOTAL CONSUMER DISCRETIONARY		36,769,937

Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	447,855	46,366,886
TOTAL ITALY		83,136,823
JAPAN - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
BayCurrent Inc	522,698	23,962,503
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.5%
Newamsterdam Pharma Co NV (b)(d)	504,110	19,130,975
uniQure NV (b)	295,831	20,024,800
		39,155,775
Pharmaceuticals - 0.2%
Pharvaris NV (b)	759,471	16,875,446
TOTAL NETHERLANDS		56,031,221
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	174,558	17,125,885
THAILAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fabrinet (b)	278,702	122,787,740
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	144,816	30,305,993
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	913,005	37,752,757
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (e)	1,942,800	5,972,280
TOTAL UNITED KINGDOM		74,031,030
UNITED STATES - 89.2%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.4%
Globalstar Inc (b)(d)	625,960	34,058,484
Entertainment - 0.3%
IMAX Corp (b)	829,486	26,950,000
Interactive Media & Services - 0.2%
ZoomInfo Technologies Inc (b)	1,602,324	17,978,075
Media - 0.6%
Magnite Inc (b)	1,469,605	26,276,538
MNTN Inc (f)	729,676	12,098,028
		38,374,566
Wireless Telecommunication Services - 0.4%
Gogo Inc (b)(d)	3,105,493	28,259,986
TOTAL COMMUNICATION SERVICES		145,621,111

Consumer Discretionary - 8.6%
Automobile Components - 1.1%
Modine Manufacturing Co (b)	580,010	88,863,332
Broadline Retail - 0.3%
Etsy Inc (b)	277,370	17,196,940
Savers Value Village Inc (b)(d)	607,610	5,596,088
		22,793,028
Diversified Consumer Services - 1.5%
Adtalem Global Education Inc (b)	396,789	38,893,258
Duolingo Inc Class A (b)	54,310	14,698,458
Frontdoor Inc (b)	553,250	36,752,398
Grand Canyon Education Inc (b)	142,499	26,832,562
Universal Technical Institute Inc (b)	25,220	749,538
		117,926,214
Hotels, Restaurants & Leisure - 2.3%
Black Rock Coffee Bar Inc Class A	445,940	11,442,820
Boyd Gaming Corp	193,048	15,032,648
Brinker International Inc (b)	110,168	11,970,855
Cava Group Inc (b)(d)	173,296	9,311,194
Cheesecake Factory Inc/The (d)	859,938	42,824,913
Dutch Bros Inc Class A (b)	362,136	20,113,033
First Watch Restaurant Group Inc (b)	512,313	8,448,041
Kura Sushi USA Inc Class A (b)(d)	265,086	15,091,346
Red Rock Resorts Inc Class A	325,953	17,376,554
Sportradar Holding AG Class A (b)(d)	855,039	21,897,550
		173,508,954
Household Durables - 0.4%
Champion Homes Inc (b)	171,904	11,729,010
Somnigroup International Inc	257,773	20,451,710
		32,180,720
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	941,145	6,832,712
Specialty Retail - 2.9%
Boot Barn Holdings Inc (b)	332,867	63,128,227
Chewy Inc Class A (b)	588,933	19,858,821
Fanatics Inc Class A (b)(e)(g)	726,062	44,340,606
Group 1 Automotive Inc	46,598	18,524,569
RealReal Inc/The (b)	1,284,340	15,681,791
Stitch Fix Inc Class A (b)	673,600	2,822,384
ThredUp Inc Class A (b)	779,281	6,849,880
Urban Outfitters Inc (b)	322,814	20,857,013
Warby Parker Inc Class A (b)(d)	1,454,973	28,502,921
		220,566,212
TOTAL CONSUMER DISCRETIONARY		662,671,172

Consumer Staples - 1.1%
Beverages - 0.4%
Vita Coco Co Inc/The (b)	777,891	32,033,551
Consumer Staples Distribution & Retail - 0.3%
US Foods Holding Corp (b)	353,645	25,681,700
Tobacco - 0.4%
Turning Point Brands Inc	301,878	27,138,832
TOTAL CONSUMER STAPLES		84,854,083

Energy - 1.4%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	707,967	31,270,902
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	677,115	20,929,625
Centrus Energy Corp Class A (b)(d)	142,796	52,471,818
		73,401,443
TOTAL ENERGY		104,672,345

Financials - 6.9%
Banks - 1.0%
East West Bancorp Inc	234,261	23,800,918
Eastern Bankshares Inc	1,142,921	20,035,405
First Bancorp/Southern Pines NC	464,206	22,532,559
Hancock Whitney Corp	236,332	13,496,920
		79,865,802
Capital Markets - 2.4%
Houlihan Lokey Inc Class A	134,186	24,030,029
P10 Inc Class A	2,007,536	20,396,566
Perella Weinberg Partners (g)	2,039,500	38,097,861
Perella Weinberg Partners Class A	495,227	9,250,840
Piper Sandler Cos	44,627	14,247,616
PJT Partners Inc Class A (d)	159,140	25,639,045
StepStone Group Inc Class A	504,988	30,743,669
StepStone Group Inc rights 12/31/2038 (b)(e)	31,066	2,140,137
WisdomTree Inc	1,638,278	19,593,805
		184,139,568
Consumer Finance - 1.9%
Dave Inc Class A (b)	103,271	24,714,816
Enova International Inc (b)	184,830	22,100,123
EZCORP Inc Class A (b)	1,221,700	22,296,025
Figure Technology Solutions Inc Class A	10,800	427,680
FirstCash Holdings Inc	349,782	55,440,447
SLM Corp	882,931	23,706,697
		148,685,788
Financial Services - 0.5%
Churchill Capital Corp X Class A	158,500	3,052,710
HA Sustainable Infrastructure Capital Inc	533,062	14,771,148
Remitly Global Inc (b)	1,319,748	21,168,758
		38,992,616
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (b)	533,907	11,799,345
Lemonade Inc (b)(d)	139,050	8,354,124
Oscar Health Inc Class A (b)(d)	591,000	10,638,000
Stewart Information Services Corp	360,396	24,604,235
Trupanion Inc (b)	748,901	29,948,551
		85,344,255
TOTAL FINANCIALS		537,028,029

Health Care - 25.8%
Biotechnology - 13.6%
Apogee Therapeutics Inc (b)	293,875	16,630,386
Arcellx Inc (b)	482,293	43,526,943
ArriVent Biopharma Inc (b)	298,740	5,595,400
Blueprint Medicines Corp rights (b)(e)	124,518	1
Boundless Bio Inc (b)	294,995	412,993
Bridgebio Pharma Inc (b)(d)	804,959	50,422,632
Caris Life Sciences Inc (f)	334,545	10,063,114
Caris Life Sciences Inc (b)	120,935	3,637,724
Celldex Therapeutics Inc (b)	473,857	12,666,198
Centessa Pharmaceuticals PLC ADR (b)	497,260	12,381,774
CG oncology Inc (b)(d)	909,861	39,369,685
Cidara Therapeutics Inc (b)	155,460	16,982,450
Cogent Biosciences Inc (b)	3,123,917	50,919,847
Crescent Biopharma Inc (b)(g)	113,421	1,446,118
Cytokinetics Inc (b)	659,437	41,933,599
CytomX Therapeutics Inc (b)	3,283,170	11,720,917
Day One Biopharmaceuticals Inc (b)	1,582,811	11,776,114
Dianthus Therapeutics Inc (b)	236,310	8,266,124
Disc Medicine Inc (b)	386,379	33,313,597
Insmed Inc (b)	135,694	25,727,582
Jade Biosciences Inc	347,415	3,404,667
Jade Biosciences Inc (b)(g)	168,600	1,652,280
Janux Therapeutics Inc (b)	694,521	19,939,698
Kiniksa Pharmaceuticals International Plc Class A (b)	488,852	18,092,413
Kymera Therapeutics Inc (b)	366,010	22,634,058
Legend Biotech Corp ADR (b)	460,507	14,920,427
Madrigal Pharmaceuticals Inc (b)(d)	111,452	46,687,243
Mineralys Therapeutics Inc (b)	501,878	20,506,735
Mirum Pharmaceuticals Inc (b)(d)	358,290	26,029,769
Nurix Therapeutics Inc (b)	948,302	12,271,028
Nuvalent Inc Class A (b)	511,204	50,772,781
Oruka Therapeutics Inc (b)	553,410	15,589,560
Oruka Therapeutics Inc (b)(g)	132,308	3,727,116
Palvella Therapeutics Inc (b)	154,240	12,314,522
Perspective Therapeutics Inc (b)	649,808	1,773,976
Praxis Precision Medicines Inc (b)	76,150	15,135,574
Precigen Inc (b)(d)	906,043	3,751,018
Revolution Medicines Inc (b)	281,417	16,558,576
Rezolute Inc/old (b)	1,343,976	12,525,856
Rhythm Pharmaceuticals Inc (b)	597,058	67,921,319
Scholar Rock Holding Corp (b)	47,759	1,414,622
Soleno Therapeutics Inc (b)	585,551	39,325,605
Spyre Therapeutics Inc (b)	766,820	18,756,417
Stoke Therapeutics Inc (b)	262,645	7,889,856
Travere Therapeutics Inc (b)	739,485	26,000,293
Ultragenyx Pharmaceutical Inc (b)	379,630	13,135,198
Upstream Bio Inc (b)	1,222,992	31,614,343
Veracyte Inc (b)	738,940	26,660,955
Vericel Corp (b)	506,688	17,764,481
Viking Therapeutics Inc (b)(d)	322,331	12,274,364
Viridian Therapeutics Inc (b)	1,254,990	29,655,414
X4 Pharmaceuticals Inc (b)	3,386,200	13,680,248
Zenas Biopharma Inc (b)(d)	584,076	18,252,375
Zenas Biopharma Inc (g)	160,245	5,007,656
Zymeworks Inc (b)	369,100	7,044,274
		1,051,477,915
Health Care Equipment & Supplies - 3.3%
Artivion Inc (b)	532,577	24,163,018
Ceribell Inc (b)	1,335,885	15,229,089
Insulet Corp (b)	60,496	18,935,853
Integer Holdings Corp (b)(d)	166,392	10,743,931
iRhythm Technologies Inc (b)	110,640	20,722,872
Masimo Corp (b)	261,224	36,741,156
NeuroPace Inc (b)	409,862	4,074,028
Penumbra Inc (b)	146,411	33,289,469
PROCEPT BioRobotics Corp (b)(d)	274,321	9,335,144
Shoulder Innovations Inc (f)(g)	661,617	7,754,151
Shoulder Innovations Inc	122,300	1,433,356
TransMedics Group Inc (b)(d)	551,348	72,524,317
		254,946,384
Health Care Providers & Services - 5.3%
Alignment Healthcare Inc (b)	1,496,277	25,227,230
BrightSpring Health Services Inc (b)	2,711,917	89,628,857
Ensign Group Inc/The	449,817	81,012,042
GeneDx Holdings Corp Class A (b)	230,480	31,555,017
Guardant Health Inc (b)	292,170	27,177,653
HealthEquity Inc (b)	402,464	38,065,045
Hims & Hers Health Inc Class A (b)(d)	346,053	15,731,569
LifeStance Health Group Inc (b)	4,168,989	20,428,046
Privia Health Group Inc (b)	1,509,439	36,679,368
Progyny Inc (b)	1,387,559	25,961,229
RadNet Inc (b)	97,570	7,414,344
Surgery Partners Inc (b)	693,018	15,197,885
		414,078,285
Health Care Technology - 0.4%
Waystar Holding Corp (b)	1,021,891	36,634,792
Wugen Inc warrants 8/22/2035 (b)(e)(g)	92,226	174,307
		36,809,099
Life Sciences Tools & Services - 0.7%
BioLife Solutions Inc (b)(d)	582,890	16,245,144
Charles River Laboratories International Inc (b)	120,001	21,608,581
Veterinary Emergency Group (b)(e)(g)(h)	190,561	15,664,114
		53,517,839
Pharmaceuticals - 2.5%
Amylyx Pharmaceuticals Inc (b)	2,024,261	28,197,956
Axsome Therapeutics Inc (b)	296,455	40,018,460
Corcept Therapeutics Inc (b)(d)	216,365	15,896,337
Crinetics Pharmaceuticals Inc (b)	889,192	38,679,852
Enliven Therapeutics Inc (b)	1,072,854	25,126,241
Enliven Therapeutics Inc (b)(g)	266,907	6,250,962
Liquidia Corp (b)(d)	603,719	14,706,595
Ocular Therapeutix Inc (b)	640,446	7,467,599
Structure Therapeutics Inc ADR (b)	427,449	14,242,601
		190,586,603
TOTAL HEALTH CARE		2,001,416,125

Industrials - 22.9%
Aerospace & Defense - 5.7%
AeroVironment Inc (b)(d)	118,360	43,782,548
ATI Inc (b)	596,553	59,040,850
BWX Technologies Inc	185,095	39,538,143
Cadre Holdings Inc	539,210	22,894,857
Carpenter Technology Corp	159,698	50,448,598
Karman Holdings Inc (b)	684,972	57,702,041
Kratos Defense & Security Solutions Inc (b)(d)	370,450	33,562,770
Leonardo DRS Inc	596,042	21,791,296
Mercury Systems Inc (b)	616,232	47,702,519
V2X Inc (b)	386,373	22,058,035
VSE Corp	88,800	16,044,383
Woodward Inc	98,142	25,724,000
		440,290,040
Building Products - 1.4%
Armstrong World Industries Inc	85,970	16,371,267
AZZ Inc	343,912	34,339,613
Simpson Manufacturing Co Inc	43,390	7,658,335
Tecnoglass Inc	630,331	37,586,638
Zurn Elkay Water Solutions Corp	238,800	11,249,868
		107,205,721
Commercial Services & Supplies - 0.8%
ACV Auctions Inc Class A (b)	1,257,236	11,403,131
HNI Corp	470,825	19,266,159
Montrose Environmental Group Inc (b)	168,952	4,372,477
OPENLANE Inc (b)	883,567	23,343,840
		58,385,607
Construction & Engineering - 4.8%
Comfort Systems USA Inc	32,168	31,060,777
Construction Partners Inc Class A (b)	297,482	34,017,067
Dycom Industries Inc (b)	125,386	36,084,837
Granite Construction Inc	268,079	27,588,010
IES Holdings Inc (b)	120,983	47,410,818
Legence Corp Class A	766,410	31,706,382
Limbach Holdings Inc (b)	97,720	9,232,586
Primoris Services Corp	149,110	21,102,047
Sterling Infrastructure Inc (b)	278,557	105,266,690
Valmont Industries Inc	63,312	26,175,080
		369,644,294
Electrical Equipment - 3.9%
Acuity Inc	104,408	38,114,140
Bloom Energy Corp Class A (b)(d)	1,082,360	143,044,698
NEXTracker Inc Class A (b)	969,953	98,178,643
NuScale Power Corp Class A (b)(d)	285,488	12,809,847
Preformed Line Products Co	35,540	7,538,389
Shoals Technologies Group Inc (b)	509,400	5,353,794
		305,039,511
Machinery - 3.0%
Blue Bird Corp (b)	448,400	22,402,064
Federal Signal Corp	206,969	24,428,551
Gates Industrial Corp PLC (b)	601,354	13,277,896
ITT Inc	212,778	39,378,825
JBT Marel Corp	297,820	37,555,103
Mueller Industries Inc	266,020	28,163,537
RBC Bearings Inc (b)	73,244	31,387,251
REV Group Inc	621,338	31,855,999
		228,449,226
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	615,826	25,698,419
Joby Aviation Inc Class A (b)(d)	1,735,490	30,093,397
		55,791,816
Professional Services - 2.0%
CACI International Inc (b)	78,644	44,217,589
FTI Consulting Inc (b)	82,947	13,687,084
Huron Consulting Group Inc (b)	338,682	55,692,869
Parsons Corp (b)	178,080	14,805,571
Planet Labs PBC Class A (b)(d)	841,800	11,322,210
UL Solutions Inc Class A (d)	221,645	17,259,496
		156,984,819
Trading Companies & Distributors - 0.6%
Xometry Inc Class A (b)(d)	1,066,789	51,941,955
TOTAL INDUSTRIALS		1,773,732,989

Information Technology - 17.8%
Communications Equipment - 0.6%
Lumentum Holdings Inc (b)	247,441	49,874,208
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries Inc	374,872	75,997,801
Belden Inc	344,523	41,980,128
Evolv Technologies Holdings Inc Class A (b)	983,490	7,612,213
Mirion Technologies Inc Class A (b)(d)	1,737,671	51,035,397
OSI Systems Inc (b)(d)	285,588	79,524,834
Sanmina Corp (b)	245,570	33,655,369
TD SYNNEX Corp	227,407	35,586,921
TTM Technologies Inc (b)	513,671	34,518,691
Vontier Corp	564,044	21,715,694
		381,627,048
IT Services - 0.2%
Kyndryl Holdings Inc (b)	653,609	18,902,372
Semiconductors & Semiconductor Equipment - 5.5%
Aehr Test Systems (b)(d)(i)	1,732,971	45,039,916
Credo Technology Group Holding Ltd (b)	764,652	143,464,009
Impinj Inc (b)	130,615	26,405,128
Kopin Corp (b)(d)	1,961,200	6,785,752
MACOM Technology Solutions Holdings Inc (b)	251,379	37,236,771
Rambus Inc (b)	630,097	64,799,175
Rigetti Computing Inc Class A (b)(d)	636,840	28,192,907
SiTime Corp (b)	159,779	46,278,390
Veeco Instruments Inc (b)	1,010,203	29,043,336
		427,245,384
Software - 5.9%
Agilysys Inc (b)	133,750	16,780,275
Algolia Inc (b)(e)(g)	234,640	4,376,036
Alkami Technology Inc (b)(d)	835,261	16,947,446
Bitdeer Technologies Group Class A (b)	758,120	16,830,264
BitMine Immersion Technologies Inc (b)	132,200	6,167,130
Commvault Systems Inc (b)	422,112	58,766,433
Core Scientific Inc (b)	103,221	2,223,379
Intapp Inc (b)	989,582	37,980,157
InterDigital Inc (d)	163,128	59,045,811
Life360 Inc (b)(d)	375,125	37,028,589
nCino Inc (b)(d)	725,609	19,359,248
PAR Technology Corp (b)(d)	278,883	9,855,725
Riot Platforms Inc (b)	1,540,730	30,475,639
Terawulf Inc (b)(d)	2,616,020	40,548,310
Varonis Systems Inc (b)	1,022,556	36,024,648
Weave Communications Inc (b)	2,222,453	16,468,377
Workiva Inc Class A (b)	238,351	20,262,219
Zeta Global Holdings Corp Class A (b)	1,068,603	19,224,168
		448,363,854
Technology Hardware, Storage & Peripherals - 0.7%
IonQ Inc (b)(d)	834,605	52,062,660
TOTAL INFORMATION TECHNOLOGY		1,378,075,526

Materials - 1.0%
Chemicals - 0.5%
Element Solutions Inc	922,685	24,654,144
Sensient Technologies Corp	130,080	12,265,243
		36,919,387
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	671,076	9,925,214
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	326,665	28,455,788
TOTAL MATERIALS		75,300,389

Real Estate - 1.3%
Industrial REITs - 0.2%
Terreno Realty Corp	314,066	17,942,591
Real Estate Management & Development - 1.1%
Compass Inc Class A (b)	4,946,919	38,140,745
Jones Lang LaSalle Inc (b)	79,850	24,361,437
Landbridge Co LLC Class A (d)	372,248	22,025,914
		84,528,096
TOTAL REAL ESTATE		102,470,687

Utilities - 0.5%
Electric Utilities - 0.4%
IDACORP Inc (d)	170,957	22,056,873
Oklo Inc Class A (b)	44,820	5,950,751
		28,007,624
Water Utilities - 0.1%
WaterBridge Infrastructure LLC Class A	644,070	15,457,679
TOTAL UTILITIES		43,465,303

TOTAL UNITED STATES		6,909,307,759
TOTAL COMMON STOCKS (Cost $5,510,791,508)		7,534,780,756

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (e)(g)(j) (Cost $1,379,633)	1,379,633	1,619,551

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series E (e)(g)	249,257	13,352,697
UNITED STATES - 1.7%
Health Care - 0.3%
Biotechnology - 0.3%
Bright Peak Therapeutics Inc. Series B (b)(e)(g)	1,079,522	1,748,826
Bright Peak Therapeutics Inc. Series C (b)(e)(g)	2,205,558	2,514,336
Endeavor BioMedicines Inc Series C (b)(e)(g)	556,156	3,448,167
LifeMine Therapeutics Inc Series C (b)(e)(g)	2,048,403	2,417,116
Sonoma Biotherapeutics Inc Series B (b)(e)(g)	2,370,360	6,565,897
Sonoma Biotherapeutics Inc Series B1 (b)(e)(g)	1,264,171	3,982,139
T-Knife Therapeutics Inc Series B (b)(e)(g)	1,097,257	757,107
Treeline Biosciences Series A (b)(e)(g)	115,000	931,500
		22,365,088
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(g)	326,496	577,898
Wugen Inc Series C (e)(g)	1,268,600	2,410,340
		2,988,238
TOTAL HEALTH CARE		25,353,326

Industrials - 1.2%
Construction & Engineering - 1.2%
Beta Technologies Inc 6% Series C-1 (g)	30,576	6,638,404
Beta Technologies Inc Series A (b)(g)	278,129	60,342,790
Beta Technologies Inc Series B, 6% (b)(g)	85,106	22,729,890
		89,711,084
Information Technology - 0.2%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series C (b)(e)(g)	557,717	5,677,559
Astranis Space Technologies Corp Series C (b)(e)(g)	87,241	888,113
Astranis Space Technologies Corp Series D (b)(e)(g)	620,825	4,289,901
		10,855,573
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(g)	869,641	2,417,602
Yanka Industries Inc Series F (b)(e)(g)	127,716	570,891
		2,988,493
Software - 0.1%
Algolia Inc Series D (b)(e)(g)	53,800	1,003,370
Lyte Ai Inc Series B (b)(e)(g)	97,800	1,016,142
Skyryse Inc Series B (b)(e)(g)	62,100	1,618,326
Skyryse Inc Series C (e)(g)	105,900	2,861,418
		6,499,256
TOTAL INFORMATION TECHNOLOGY		20,343,322

TOTAL UNITED STATES		135,407,732
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $122,694,316)		148,760,429

Money Market Funds - 8.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.18	92,360,060	92,378,532
Fidelity Securities Lending Cash Central Fund (k)(l)	4.18	551,220,754	551,275,877
TOTAL MONEY MARKET FUNDS (Cost $643,654,409)			643,654,409

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $6,278,519,866)	8,328,815,145
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(585,368,557)
NET ASSETS - 100.0%	7,743,446,588

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,412,201 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $29,915,293 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,871,187 or 3.6% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Affiliated company.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $114,549,554.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/2021	6,862,059

Algolia Inc Series D	7/23/2021	1,573,384

Astranis Space Technologies Corp Series C	3/19/2021	12,225,676

Astranis Space Technologies Corp Series C	4/5/2023	1,912,404

Astranis Space Technologies Corp Series D	4/25/2024 - 12/6/2024	5,799,995

Beta Technologies Inc 6% Series C-1	9/26/2025	3,500,034

Beta Technologies Inc Series A	4/9/2021	20,378,512

Beta Technologies Inc Series B, 6%	4/4/2022	8,780,386

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,216,613

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,500,000

Crescent Biopharma Inc	10/28/2024	1,500,000

Endeavor BioMedicines Inc Series C	4/22/2024	3,628,695

Enliven Therapeutics Inc	3/19/2024	3,736,698

Fanatics Inc Class A	8/13/2020 - 3/22/2021	12,874,623

Jade Biosciences Inc	10/7/2025	1,541,004

LifeMine Therapeutics Inc Series C	2/15/2022	4,171,757

Lyte Ai Inc Series B	8/13/2024	1,240,700

Oruka Therapeutics Inc	9/17/2025	1,984,620

Oura Health Oy Series E	9/24/2025	13,352,697

Perella Weinberg Partners	12/29/2020	20,395,000

Shoulder Innovations Inc	7/18/2025	9,436,350

Skyryse Inc Series B	10/21/2021	1,532,626

Skyryse Inc Series C	9/16/2025	2,861,863

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,684,543

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,747,635

T-Knife Therapeutics Inc Series B	6/30/2021	6,329,856

Treeline Biosciences Series A	7/30/2021	900,163

Veterinary Emergency Group	9/16/2021 - 3/17/2022	9,329,011

Wugen Inc 0% 12/31/2199	6/14/2024	1,379,633

Wugen Inc Series B	7/9/2021	2,531,944

Wugen Inc Series C	8/22/2025	2,249,088

Wugen Inc warrants 8/22/2035	8/22/2025	0

Yanka Industries Inc Series E	5/15/2020	10,504,568

Yanka Industries Inc Series F	4/8/2021	4,071,177

Zenas Biopharma Inc	10/8/2025	3,044,655

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

MNTN Inc	11/18/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,848,011	445,284,628	397,754,505	321,788	398	-	92,378,532	92,360,060	0.2%
Fidelity Securities Lending Cash Central Fund	485,601,517	570,759,209	505,084,849	401,904	-	-	551,275,877	551,220,754	2.1%
Total	530,449,528	1,016,043,837	902,839,354	723,692	398	-	643,654,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Aehr Test Systems	15,166,415	20,608,455	-	-	-	9,265,046	45,039,916	1,732,971
Total	15,166,415	20,608,455	-	-	-	9,265,046	45,039,916

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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